Restructuring and other items	3 Months Ended
Mar. 31, 2014
Restructuring and other items
4. Restructuring and other items

Restructuring and other items recognized comprise:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)

Restructuring charges	$-	$4,412
Total	$-	$4,412

Prior Period Restructuring Charges

Restructuring and other items of $9.0 million were recorded during the year ended December 31, 2013. During Q1 and Q2 2013 the Company conducted a review of its operations. This review resulted in the adoption of an initial restructuring plan, which included the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. A further restructuring plan was also adopted during 2013 which resulted in resource rationalizations in order to improve operating efficiencies and reduce expenses.  Details of the movement in this restructuring plan recognized are as follows:

	Workforce Reductions	Office Consolidations (in thousands)	Total
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Residual balance from prior periods	-	130	130
Total provision recognized	8,131	1,032	9,163
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at December 31, 2013	$1,491	$833	$2,324
Cash payments	(645)	(124)	(769)
Foreign exchange movement	3	-	3

Provision at March 31, 2014	$849	$709	$1,558